EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 12 – EQUITY

Statutory reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. As of December 31, 2015 and December 31, 2014, the balance of statutory reserve was $2,868,844 and $1,862,365, respectively.

Dividend

On May 5, 2014, the board of directors of the Company declared a dividend of $10,274,848. All dividends have been paid as of December 31, 2014.

Initial public offering ("IPO")

On October 26, 2015, the SEC declared effective the Company’s registration statement on Form F-1 (“IPO Registration Statement”). Pursuant to this IPO Registration Statement, along with the accompanying prospectus, the Company registered an offering of 4,000,000 shares of ordinary shares and up to 600,000 additional Ordinary Shares if the over-subscription option is exercised in full.

On November 2, 2015, the Company issued 4,000,000 shares at a price of $5.00 per share. On November 4, 2015, the Company issued 38,423 shares pursuant to the over-subscription option granted to the underwriters according to the IPO Registration Statement. On November 4, 2015, the Company closed its initial public offering of 4,038,423 shares of common stock at a price of $5.00 per share for gross proceeds of $20,192,115 and net proceeds of $18,594,972.

After its IPO on November 2, 2015, the Company granted 15,705 shares and 12,000 shares collectively to its Chief Financial Officer and three directors, respectively, pursuant to the CFO employment agreement and director engagement letters the Company entered into in September 2015 and August 2015, respectively. $23,088 was recorded as stock based compensation expense for the year ended December 31, 2015.